UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-03380

Name of Fund:  Legg Mason Value Trust, Inc.
Address of Principal Executive Offices:  100 Light Street, Baltimore, MD  21202

Name and address of agent for service:
                  Richard M. Wachterman, Esq.
                  Legg Mason Wood Walker, Incorporated
                  100 Light Street
                  Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  March 31, 2004

Date of reporting period:  March 31, 2004

Item 1 -- Report to Shareholders

                                                   ANNUAL REPORT TO SHAREHOLDERS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

LEGG MASON VALUE TRUST, INC.

  Average annual total returns for the Value Trust and several comparative indices for various periods ended March 31, 2004, are listed below:

                                                                                                       First
                                   Since                                                              Quarter
                                Inception(A)   15 Years   10 Years   5 Years    3 Years     1 Year      2004
--------------------------------------------------------------------------------------------------------------
Value Trust
  Primary Class                    +16.98%     +14.49%    +17.50%      0.67%     +2.47%    +46.03%     -1.22%
  Financial Intermediary Class      +4.34%       N/A        N/A        N/A       +3.18%    +47.01%     -1.06%
  Institutional Class              +19.82%       N/A        N/A       +1.68%     +3.51%    +47.50%     -0.99%
S&P 500 Stock Composite Index      +14.08%     +11.83%    +11.68%     -1.20%     +0.63%    +35.12%     +1.69%
Dow Jones Industrial Average       +17.03%     +13.28%    +13.28%     +3.03%     +3.74%    +32.55%     -0.43%
NASDAQ Composite                   +11.47%     +11.18%    +10.37%     -4.12%     +2.71%    +48.69%     -0.46%
Lipper Large-Cap Growth Funds      +11.53%     +10.01%     +8.13%     -4.95%     -3.57%    +29.15%     +1.07%
Lipper Large-Cap Value Funds       +13.34%     +10.81%    +10.21%     +2.23%     +1.57%    +38.38%     +2.27%
Lipper Large-Cap Core Funds        +11.99%     +10.25%     +9.27%     -2.34%     -1.63%    +31.22%     +1.14%
Lipper Diversified Equity
  Funds                            +12.06%     +10.78%     +9.98%     +3.10%     +2.64%    +41.38%     +2.98%

  -----------------

  Source: Lipper Inc. and Prudential Securities. See page 22 for index definitions.

    The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

  The S&P 500 Stock Composite Index rose 35.1% over the one-year period ended March 31, 2004, its strongest one-year performance since the one-year period ended March 31, 1998. The rally in the market over the twelve months was due to a confluence of positive items, including an acceleration in corporate earnings and GDP growth, continued low inflation, an improved labor market, and a continued accommodative stance in Federal Reserve policy. This strong data justifies the recent Conference Board survey of business confidence that shows confidence among U.S. chief executives surged to its highest level in twenty years during the first calendar quarter of 2004.

  The Value Trust significantly outperformed the overall market over the twelve-month period, with the Fund's Primary Class up 46.03%. The Fund's strong performance was aided by several of our high beta stocks, including Capital One Financial Corp., up 151.8%; AES Corporation, up 135.6%; Tyco International Ltd., up 123.3%; WPP Group plc, up 90.4%; and J.P. Morgan Chase & Co., up 84.6%. The Fund's weakest performers for the year were Tenet Healthcare, down 33.2%; Eastman Kodak, down 8.0%; and Health Net, down 6.9%.

  During the fiscal year, we initiated one new position in Electronic Arts Inc., and sold the small positions we had in General Dynamics and Motorola Inc. We also significantly added to our positions in DIRECTV Group, eBay Inc., and InterActiveCorp.

  Electronic Arts is the world's largest publisher of video game software. The company publishes to multiple platforms including the personal computer, the Sony PlayStation family, the Microsoft Xbox family and Nintendo's game platforms. Electronic Arts currently enjoys 25% market share, has a cash-rich balance sheet, and generates 30%+ returns on invested capital.

Nancy Dennin, CFA

April 13, 2004

---------------

(A) The Primary Class inception date is April 16, 1982. The Financial Intermediary Class inception date is March 23, 2001. The Institutional Class inception date is December 1, 1994. Index returns are for periods beginning April 30, 1982. It is not possible to invest in an index.

2 ANNUAL REPORT TO SHAREHOLDERS


PERFORMANCE INFORMATION

LEGG MASON VALUE TRUST, INC.

  The following graphs compare the Fund's total returns to the Value Line(A) and S&P 500 Stock Composite indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Financial Intermediary and Institutional Classes, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results.

 The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

---------------

(A) See page 22 for index definitions.

                                                 ANNUAL REPORT TO SHAREHOLDERS 3


 GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

 [VALUE TRUST GRAPH]

                                                                             S&P 500 STOCK COMPOSITE
                                              VALUE TRUST - PRIMARY CLASS             INDEX                 VALUE LINE INDEX
                                              ---------------------------    -----------------------        ----------------
3/31/94                                                 10000.00                    10000.00                    10000.00
                                                         9848.00                    10042.00                     9650.00
                                                        10450.00                    10533.00                    10107.00
                                                        10341.00                    10531.00                     9743.00
3/31/95                                                 10977.00                    11557.00                    10252.00
                                                        12566.00                    12660.00                    10921.00
                                                        13915.00                    13666.00                    11620.00
                                                        14557.00                    14489.00                    11622.00
3/31/96                                                 15597.00                    15267.00                    12110.00
                                                        16165.00                    15952.00                    12437.00
                                                        17592.00                    16445.00                    12508.00
                                                        20151.00                    17816.00                    13176.00
3/31/97                                                 20835.00                    18293.00                    13017.00
                                                        24596.00                    21487.00                    14740.00
                                                        28653.00                    23096.00                    16404.00
                                                        27617.00                    23759.00                    15951.00
3/31/98                                                 32366.00                    27074.00                    17550.00
                                                        34060.00                    27968.00                    16735.00
                                                        30094.00                    25186.00                    13454.00
                                                        40885.00                    30550.00                    15347.00
3/31/99                                                 48527.00                    32072.00                    14368.00
                                                        48246.00                    34332.00                    16351.00
                                                        43566.00                    32188.00                    14662.00
                                                        51804.00                    36978.00                    15132.00
3/31/00                                                 51798.00                    37826.00                    15049.00
                                                        50082.00                    36821.00                    14318.00
                                                        50976.00                    36464.00                    14739.00
                                                        48107.00                    33611.00                    13813.00
3/31/01                                                 46624.00                    29626.00                    12963.00
                                                        50042.00                    31360.00                    14038.00
                                                        40029.00                    26757.00                    10921.00
                                                        43638.00                    29616.00                    12973.00
3/31/02                                                 42043.00                    29698.00                    13277.00
                                                        36272.00                    25719.00                    11387.00
                                                        31207.00                    21276.00                     8589.00
                                                        35383.00                    23071.00                     9267.00
3/31/03                                                 34354.00                    22344.00                     8582.00
                                                        43106.00                    25784.00                    10501.00
                                                        44632.00                    26466.00                    11188.00
                                                        50786.00                    29689.00                    12732.00
3/31/04                                                 50168.00                    30191.00                    13231.00

                                        Cumulative    Average Annual
                                       Total Return    Total Return
                      One Year            +46.03%        +46.03%
                      Five Years           +3.38%         +0.67%
                      Ten Years          +401.68%        +17.50%

 THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT INDICATE FUTURE PERFORMANCE.

4 ANNUAL REPORT TO SHAREHOLDERS

GROWTH OF A $1,000,000 INVESTMENT -- FINANCIAL INTERMEDIARY CLASS

[VALUE TRUST GRAPH]

                                                 VALUE TRUST - FINANCIAL     S&P 500 STOCK COMPOSITE
                                                   INTERMEDIARY CLASS                 INDEX                 VALUE LINE INDEX
                                                 -----------------------     -----------------------        ----------------
 3/23/2001                                                1000000.00                  1000000.00                1000000.00
 3/31/2001                                                1035070.00                   936600.00                 932500.00
 6/30/2001                                                1113090.00                   991500.00                1009800.00
 9/30/2001                                                 892251.00                   845900.00                 785600.00
12/31/2001                                                 973750.00                   936300.00                 933300.00
 3/31/2002                                                 939823.00                   938900.00                 955100.00
 6/30/2002                                                 812227.00                   813100.00                 819200.00
 9/30/2002                                                 700119.00                   672600.00                 617800.00
12/31/2002                                                 795448.00                   729400.00                 666600.00
 3/31/2003                                                 773506.00                   706400.00                 617300.00
 6/30/2003                                                 972091.00                   815200.00                 755400.00
 9/30/2003                                                1008420.00                   836700.00                 804800.00
12/31/2003                                                1149300.00                   938600.00                 915900.00
 3/31/2004                                                1137100.00                   954500.00                 951800.00














                                     Cumulative    Average Annual
                                    Total Return    Total Return
                   One Year            +47.01%        +47.01%
                   Life of Class*      +13.71%         +4.34%
                   * Inception date: March 23, 2001

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT INDICATE FUTURE PERFORMANCE.

---------------

(B) Index returns are for periods beginning February 28, 2001.

                                                 ANNUAL REPORT TO SHAREHOLDERS 5


GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS

[VALUE TRUST]

                                              VALUE TRUST - INSTITUTIONAL    S&P 500 STOCK COMPOSITE
                                                         CLASS                        INDEX                 VALUE LINE INDEX
                                              ---------------------------    -----------------------        ----------------
12/1/94                                               1000000.00                     1000000.00                    1000000.00
                                                      1015990.00                     1014800.00                    1010900.00
3/31/95                                               1081060.00                     1113600.00                    1063700.00
                                                      1240520.00                     1220000.00                    1133200.00
                                                      1378000.00                     1316900.00                    1205700.00
                                                      1444510.00                     1396200.00                    1205900.00
3/31/96                                               1551660.00                     1471100.00                    1256600.00
                                                      1612660.00                     1537100.00                    1290500.00
                                                      1758760.00                     1584700.00                    1297900.00
                                                      2019740.00                     1716800.00                    1367200.00
3/31/97                                               2094230.00                     1762800.00                    1350700.00
                                                      2478130.00                     2070500.00                    1529500.00
                                                      2894370.00                     2225600.00                    1702200.00
                                                      2797180.00                     2289500.00                    1655100.00
3/31/98                                               3285900.00                     2608900.00                    1821100.00
                                                      3466750.00                     2695000.00                    1736400.00
                                                      3069270.00                     2427000.00                    1396000.00
                                                      4178860.00                     2943800.00                    1592400.00
3/31/99                                               4972580.00                     3090500.00                    1490800.00
                                                      4955110.00                     3308300.00                    1696600.00
                                                      4486290.00                     3101700.00                    1521400.00
                                                      5348550.00                     3563300.00                    1570200.00
3/31/00                                               5360310.00                     3645000.00                    1561500.00
                                                      5195540.00                     3548100.00                    1485700.00
                                                      5300980.00                     3513800.00                    1529400.00
                                                      5014700.00                     3238800.00                    1433300.00
3/31/01                                               4872980.00                     2854900.00                    1345100.00
                                                      5242830.00                     3021900.00                    1456600.00
                                                      4204200.00                     2578400.00                    1133200.00
                                                      4593900.00                     2853900.00                    1346200.00
3/31/02                                               4436810.00                     2861700.00                    1377700.00
                                                      3837940.00                     2478400.00                    1181600.00
                                                      3311110.00                     2050200.00                     891200.00
                                                      3764170.00                     2223200.00                     961600.00
3/31/03                                               3663490.00                     2153100.00                     890500.00
                                                      4608660.00                     2484600.00                    1089600.00
                                                      4783980.00                     2550300.00                    1160900.00
                                                      5457480.00                     2860900.00                    1321100.00
3/31/04                                               5403600.00                     2909300.00                    1372900.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                      One Year           +47.50%        +47.50%
                      Five Years          +8.67%         +1.68%
                      Life of Class*    +440.36%        +19.82%
                      * Inception date -- December 1, 1994

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(C) Index returns are for periods beginning November 30, 1994.

6 ANNUAL REPORT TO SHAREHOLDERS

SECTOR DIVERSIFICATION (AS OF MARCH 31, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

[FOCUS TRUST DIVERSIFICATION PIE CHART]

Consumer Discretionary                                                           28.7%
Consumer Staples                                                                  4.4%
Financials                                                                         23%
Health Care                                                                      12.4%
Industrials                                                                      10.1%
Information Technology                                                            6.9%
Telecommunication Services                                                       10.3%
Utilities                                                                         3.1%

TOP TEN HOLDINGS (AS OF MARCH 31, 2004)

                                                                    % of
                          Security                               Net Assets
------------------------------------------------------------------------------
Nextel Communications, Inc.                                         7.6%
Tyco International Ltd.                                             6.8%
Amazon.com, Inc.                                                    6.7%
UnitedHealth Group Incorporated                                     5.7%
InterActiveCorp                                                     5.1%
MGIC Investment Corporation                                         3.5%
Bank One Corporation                                                3.4%
Washington Mutual, Inc.                                             3.4%
J.P. Morgan Chase & Co.                                             3.3%
Waste Management Inc.                                               3.3%

                                                 ANNUAL REPORT TO SHAREHOLDERS 7


SELECTED PORTFOLIO PERFORMANCE(D)

Strongest performers for the year ended March 31, 2004(E)
-------------------------------------------------------------------------------------
 1.  Capital One Financial Corporation                                   +151.8%
 2.  The AES Corporation                                                 +135.6%
 3.  Tyco International Ltd.                                             +123.3%
 4.  WPP Group plc                                                        +90.4%
 5.  J.P. Morgan Chase & Co.                                              +84.6%

Weakest performers for the year ended March 31, 2004(E)
-------------------------------------------------------------------------------------
 1.  Tenet Healthcare Corporation                                         -33.2%
 2.  Eastman Kodak Company                                                 -8.0%
 3.  Health Net Inc.                                                       -6.9%
 4.  Comcast Corporation - Class A                                         +0.6%
 5.  Fannie Mae                                                           +16.7%

PORTFOLIO CHANGES

Securities added during the 1st quarter 2004
---------------------------------------------
Electronic Arts Inc. (EA)

Securities sold during the 1st quarter 2004
---------------------------------------------
General Dynamics Corporation
The News Corporation Limited - ADR

---------------

(D) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(E) Securities held for the entire year.

8 ANNUAL REPORT TO SHAREHOLDERS


STATEMENT OF NET ASSETS

LEGG MASON VALUE TRUST, INC.
March 31, 2004
(Amounts in Thousands)

                                                              Shares/Par           Value
-------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 98.9%
Consumer Discretionary -- 28.7%
  Internet and Catalog Retail -- 14.6%
  Amazon.com, Inc.                                                 22,000       $   952,160(A,B)
  eBay Inc.                                                         5,800           402,114(A)
  InterActiveCorp                                                  23,000           726,570(A)
                                                                                -----------
                                                                                  2,080,844
                                                                                -----------
  Leisure Equipment and Products -- 3.0%
  Eastman Kodak Company                                            16,000           418,720(B)
                                                                                -----------
  Media -- 8.7%
  Comcast Corporation - Class A                                     8,500           244,290(A)
  The DIRECTV Group, Inc.                                          20,000           307,600(A)
  Time Warner Inc.                                                 20,000           337,200(A)
  WPP Group plc                                                    34,000           344,477
                                                                                -----------
                                                                                  1,233,567
                                                                                -----------
  Specialty Retail -- 2.4%
  The Home Depot, Inc.                                              9,300           347,448
                                                                                -----------
Consumer Staples -- 4.4%
  Food and Staples Retailing -- 4.4%
  Albertson's, Inc.                                                16,000           354,400
  The Kroger Co.                                                   16,500           274,560(A)
                                                                                -----------
                                                                                    628,960
                                                                                -----------
Financials -- 23.0%
  Capital Markets -- 3.3%
  J.P. Morgan Chase & Co.                                          11,200           469,840
                                                                                -----------
  Commercial Banks -- 5.1%
  Bank One Corporation                                              8,800           479,776
  Lloyds TSB Group plc                                             32,686           248,751
                                                                                -----------
                                                                                    728,527
                                                                                -----------
  Consumer Finance -- 2.4%
  Capital One Financial Corporation                                 4,500           339,435
                                                                                -----------
  Diversified Financial Services -- 2.9%
  Citigroup Inc.                                                    8,000           413,600
                                                                                -----------

                                                 ANNUAL REPORT TO SHAREHOLDERS 9


                                                              Shares/Par           Value
-------------------------------------------------------------------------------------------
Financials -- Continued
Thrifts and Mortgage Finance -- 9.3%
  Fannie Mae                                                        4,500       $   334,575
  MGIC Investment Corporation                                       7,800           500,994(B)
  Washington Mutual, Inc.                                          11,200           478,352
                                                                                -----------
                                                                                  1,313,921
                                                                                -----------
Health Care -- 12.4%
  Health Care (Medical Products and Supplies) -- 1.6%
  Baxter International Inc.                                         7,500           231,675
                                                                                -----------
  Health Care Providers and Services -- 10.8%
  Health Net Inc.                                                   8,000           199,440(A,B)
  McKesson Corporation                                             13,000           391,170
  Tenet Healthcare Corporation                                     11,121           124,106(A)
  UnitedHealth Group Incorporated                                  12,600           811,944
                                                                                -----------
                                                                                  1,526,660
                                                                                -----------
Industrials -- 10.1%
  Commercial Services and Supplies -- 3.3%
  Waste Management Inc.                                            15,500           467,790
                                                                                -----------
  Industrial Conglomerates -- 6.8%
  Tyco International Ltd.                                          34,000           974,100
                                                                                -----------
Information Technology -- 6.9%
  Computers and Peripherals -- 2.5%
  International Business Machines Corporation                       2,900           266,336
  Seagate Technology                                                5,500            88,715(A)
                                                                                -----------
                                                                                    355,051
                                                                                -----------
  Software -- 4.4%
  Electronic Arts Inc. (EA)                                         8,000           431,680(A)
  Intuit Inc.                                                       4,500           201,960(A)
                                                                                -----------
                                                                                    633,640
                                                                                -----------
Telecommunication Services -- 10.3%
  Diversified Telecommunication Services -- 2.7%
  Qwest Communications International Inc.                          87,500           377,125(A)
                                                                                -----------
  Wireless Telecommunication Services -- 7.6%
  Nextel Communications, Inc.                                      44,000         1,088,120(A)
                                                                                -----------

10 ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON VALUE TRUST, INC. -- CONTINUED


                                                              Shares/Par           Value
-------------------------------------------------------------------------------------------
Utilities -- 3.1%
  Multi-Utilities and Unregulated Power -- 3.1%
  The AES Corporation                                              51,250       $   437,163(A,B)
                                                                                -----------
Total Common Stock and Equity Interests (Identified Cost -- $9,576,050)          14,066,186
-------------------------------------------------------------------------------------------
Repurchase Agreements -- 1.1%
The Goldman Sachs Group, Inc.
  1.04%, dated 3/31/04, to be repurchased at $74,951 on
  4/1/04 (Collateral: $74,698 Fannie Mae mortgage-backed
  securities, 5.5%, due 5/1/33, value $76,814)                    $74,948            74,948

J.P. Morgan Chase & Co.
  1.02%, dated 3/31/04, to be repurchased at $74,951 on
  4/1/04 (Collateral: $65,975 Fannie Mae notes, 6%, due
  5/15/11, value $76,687)                                          74,949            74,949
                                                                                -----------
Total Repurchase Agreements (Identified Cost -- $149,897)                           149,897
-------------------------------------------------------------------------------------------
Total Investments -- 100.0% (Identified Cost -- $9,725,947)                      14,216,083
Other Assets Less Liabilities -- N.M.                                                 3,905
                                                                                -----------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
  187,513 Primary Class shares outstanding                    $ 8,002,769
    8,112 Financial Intermediary Class shares outstanding         454,581
   47,043 Institutional Class shares outstanding                2,767,881
Undistributed net investment income/(loss)                             (9)
Accumulated net realized gain/(loss) on investments            (1,495,575)
Unrealized appreciation/(depreciation) of investments and
  foreign currency translations                                 4,490,341
                                                              -----------
NET ASSETS -- 100.0%                                                            $14,219,988
                                                                                ===========
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                                      $57.55
                                                                                ===========
  FINANCIAL INTERMEDIARY CLASS                                                       $61.67
                                                                                ===========
  INSTITUTIONAL CLASS                                                                $62.26
                                                                                ===========
-------------------------------------------------------------------------------------------

(A) Non-income producing.

(B) Affiliated Company -- As defined in the Investment Company Act of 1940 an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2004, the total market value of affiliated companies was $2,508,477 and the identified cost was $2,002,923.

() N.M. -- Not meaningful.

See notes to financial statements.

                                                ANNUAL REPORT TO SHAREHOLDERS 11


STATEMENT OF OPERATIONS

LEGG MASON VALUE TRUST, INC.
For the Year Ended March 31, 2004
(Amounts in Thousands)

----------------------------------------------------------------------------------------
Investment Income:
  Dividends
     Affiliated companies                                     $   16,175
     Other securities                                            113,397(A)
  Interest                                                         2,513
                                                              ----------
       Total income                                                           $  132,085
Expenses:
  Investment advisory fee                                         80,518
  Distribution and service fees:
     Primary Class                                                90,821
     Financial Intermediary Class                                    929
  Audit and legal fees                                               259
  Custodian fees                                                   1,993
  Directors' fees and expenses                                        37
  Registration fees                                                  307
  Reports to shareholders                                            721
  Transfer agent and shareholder servicing expense:
     Primary Class                                                 5,164
     Financial Intermediary Class                                    335
     Institutional Class                                             226
  Other expenses                                                     585
                                                              ----------
                                                                 181,895
     Less fees reimbursed by adviser                                 (94)
                                                              ----------
       Total expenses, net of reimbursements                                     181,801
                                                                              ----------
NET INVESTMENT INCOME/(LOSS)                                                     (49,716)
Net Realized and Unrealized Gain/(Loss) on Investments:
  Realized gain/(loss) on investments and foreign currency
     transactions                                                 45,812(B,C)
  Change in unrealized appreciation/(depreciation) of
     investments and foreign currency translations             4,102,418
                                                              ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                         4,148,230
----------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                $4,098,514
----------------------------------------------------------------------------------------

(A) Net of foreign taxes withheld of $2,531.

(B) See Note 1, Commission Recapture, in the notes to financial statements.

(C) Includes $14,557 of losses realized on the sales of shares of Affiliated Companies.

See notes to financial statements.

12 ANNUAL REPORT TO SHAREHOLDERS


STATEMENT OF CHANGES IN NET ASSETS

LEGG MASON VALUE TRUST, INC.
(Amounts in Thousands)

                                                              For the Years Ended March 31,
                                                              -----------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
Change in Net Assets:
  Net investment income (loss)                                $   (49,716)      $   (18,350)
  Net realized gain/(loss) on investments and foreign
     currency transactions                                         45,812          (974,131)
  Change in unrealized appreciation/(depreciation) of
     investments and foreign currency translations              4,102,418        (1,040,948)
-------------------------------------------------------------------------------------------
  Change in net assets resulting from operations                4,098,514        (2,033,429)
  Change in net assets from Fund share transactions:
     Primary Class                                                562,762          (703,753)
     Financial Intermediary Class                                 154,347           105,035
     Institutional Class                                          761,633           (23,589)
-------------------------------------------------------------------------------------------
  Change in net assets                                          5,577,256        (2,655,736)
Net Assets:
  Beginning of year                                             8,642,732        11,298,468
-------------------------------------------------------------------------------------------
  End of year                                                 $14,219,988       $ 8,642,732
-------------------------------------------------------------------------------------------
  Undistributed net investment income/(loss)                  $        (9)      $        --
-------------------------------------------------------------------------------------------

See notes to financial statements.

                                                ANNUAL REPORT TO SHAREHOLDERS 13


FINANCIAL HIGHLIGHTS

LEGG MASON VALUE TRUST, INC.

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

                                                           Years Ended March 31,
                                        ------------------------------------------------------------
                                           2004        2003        2002         2001         2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year          $39.41      $48.23      $53.73       $75.25       $73.09
                                        ------------------------------------------------------------
Investment operations:
  Net investment income/(loss)                (.31)       (.15)(A)    (.28)(A)     (.25)        (.44)
  Net realized and unrealized
    gain/(loss) on investments               18.45       (8.67)      (4.96)       (6.80)        5.06
                                        ------------------------------------------------------------
  Total from investment operations           18.14       (8.82)      (5.24)       (7.05)        4.62
                                        ------------------------------------------------------------
Distributions:
  From net realized gain on
    investments                                 --          --        (.26)      (14.47)       (2.46)
                                        ------------------------------------------------------------
  Total distributions                           --          --        (.26)      (14.47)       (2.46)
                                        ------------------------------------------------------------
Net asset value, end of year                $57.55      $39.41      $48.23       $53.73       $75.25
                                        ============================================================
Ratios/supplemental data:
  Total return                               46.03%     (18.29)%     (9.82)%      (9.99)%       6.74%
  Expenses to average net assets              1.70%       1.72%(B)    1.68%(B)     1.69%(B)     1.68%
  Net investment income/(loss) to
    average net assets                         (.6)%       (.4)%       (.5)%        (.5)%        (.6)%
  Portfolio turnover rate                      3.8%       25.0%       24.4%        27.0%        19.7%
Net assets, end of year (in thousands)  $10,790,770  $6,981,433  $9,378,228  $10,319,107  $12,116,912
----------------------------------------------------------------------------------------------------

(A) Computed using average shares outstanding.

(B) Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.72% for the year ended March 31, 2003; 1.68% for the year ended March 31, 2002, and 1.69% for the year ended March 31, 2001.

See notes to financial statements.

14 ANNUAL REPORT TO SHAREHOLDERS

Financial Intermediary Class:

                                                                Years Ended March 31,
                                                    ---------------------------------------------
                                                      2004        2003        2002       2001(C)
-------------------------------------------------------------------------------------------------
Net asset value, beginning of year                    $41.95      $50.97      $56.38      $54.47
                                                    ---------------------------------------------
Investment operations:
  Net investment income/(loss)                           .02         .12(A)      .08(A)     (.01)
  Net realized and unrealized gain/(loss) on
    investments                                        19.70       (9.14)      (5.23)       1.92
                                                    ---------------------------------------------
  Total from investment operations                     19.72       (9.02)      (5.15)       1.91
                                                    ---------------------------------------------
Distributions:
  From net realized gain on investments                   --          --        (.26)         --
                                                    ---------------------------------------------
  Total distributions                                     --          --        (.26)         --
                                                    ---------------------------------------------
Net asset value, end of year                          $61.67      $41.95      $50.97      $56.38
                                                    =============================================
Ratios/supplemental data:
  Total return                                         47.01%     (17.70)%     (9.20)%      3.51%(D)
  Expenses to average net assets                        1.03%       1.07%(E)    1.01%(E)     .93%(E,F)
  Net investment income/(loss) to average net
    assets                                                .0%         .3%         .1%        (.4)%(F)
  Portfolio turnover rate                                3.8%       25.0%       24.4%       27.0%
Net assets, end of year (in thousands)              $500,241    $227,189    $157,964    $171,427
-------------------------------------------------------------------------------------------------

(C) For the period March 23, 2001 (commencement of operations) to March 31,
    2001.

(D) Not annualized.

(E) Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.07% for the year ended March 31, 2003, 1.01% for the year ended March 31, 2002, and 0.93% for the period ended March 31, 2001.

(F) Annualized.

See notes to financial statements.

                                                ANNUAL REPORT TO SHAREHOLDERS 15


Institutional Class:

                                                          Years Ended March 31,
                                      --------------------------------------------------------------
                                         2004         2003         2002         2001         2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year        $42.21       $51.12       $56.38       $77.52       $74.49
                                      --------------------------------------------------------------
Investment operations:
  Net investment income/(loss)               .18          .28(A)       .25(A)       .35(A)       .12
  Net realized and unrealized
    gain/(loss) on investments             19.87        (9.19)       (5.25)       (7.02)        5.37
                                      --------------------------------------------------------------
  Total from investment operations         20.05        (8.91)       (5.00)       (6.67)        5.49
                                      --------------------------------------------------------------
Distributions:
  From net realized gain on
    investments                               --           --         (.26)      (14.47)       (2.46)
                                      --------------------------------------------------------------
  Total distributions                         --           --         (.26)      (14.47)       (2.46)
                                      --------------------------------------------------------------
Net asset value, end of year              $62.26       $42.21       $51.12       $56.38       $77.52
                                      ==============================================================
Ratios/supplemental data:
  Total return                             47.50%      (17.43)%      (8.95)%      (9.09)%       7.80%
  Expenses to average net assets             .70%         .72%(G)      .70%(G)      .71%(G)      .69%
  Net investment income/(loss) to
    average net assets                        .4%          .6%          .5%          .5%          .4%
  Portfolio turnover rate                    3.8%        25.0%        24.4%        27.0%        19.7%
Net assets, end of year (in
  thousands)                          $2,928,977   $1,434,110   $1,762,276   $1,658,522   $1,210,632
----------------------------------------------------------------------------------------------------

(G) Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 0.72% for the year ended March 31, 2003, 0.70% for the year ended March 31, 2002, and 0.71% for the year ended March 31, 2001.

See notes to financial statements.

16 ANNUAL REPORT TO SHAREHOLDERS


NOTES TO FINANCIAL STATEMENTS

LEGG MASON VALUE TRUST, INC.

(Amounts in Thousands)

1. Significant Accounting Policies:

  The Legg Mason Value Trust, Inc. ("Fund") is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified investment company.

  The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary and Financial Intermediary Class shares. Transfer agent and shareholder servicing expenses are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At March 31, 2004, receivables for securities sold and payables for securities purchased for the Fund were:

  Receivable for              Payable for
  Securities Sold         Securities Purchased
  --------------------------------------------
      $38,699                   $64,794

  For the year ended March 31, 2004, security transactions (excluding short-term investments) were:

     Purchases            Proceeds From Sales
  -------------------------------------------
    $1,788,446                 $449,716

Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the

                                                ANNUAL REPORT TO SHAREHOLDERS 17


collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Commission Recapture

  The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the year ended March 31, 2004, these payments amounted to $6 which were included with realized gain/(loss) on investment transactions.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December to the extent necessary. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

  No ordinary income dividends or capital gain distributions were paid during the years ended March 31, 2003 and 2004.

  Pursuant to federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and March 31 of each year ("post-October loss") as occurring on the first day of the following tax year. For the year ended March 31, 2004, realized currency losses of $9 reflected in the accompanying financial statements will not be recognized for federal income tax purposes until the fiscal year ending March 31, 2005.

  The tax basis components of net assets at March 31, 2004, were:

  Unrealized appreciation                                 $ 5,253,366
  Unrealized depreciation                                    (795,151)
                                                          -----------
  Net unrealized appreciation/(depreciation)                4,458,215
  Capital loss carryforwards                               (1,463,450)
  Post-October loss push and other loss deferrals                  (9)
  Paid-in capital                                          11,225,232
                                                          -----------
  Net assets                                              $14,219,988
                                                          ===========

18 ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON VALUE TRUST, INC. -- CONTINUED


  The difference between book and tax basis unrealized depreciation is primarily due to the tax deferral of wash sale losses.

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Unused capital loss carryforwards for federal income tax purposes at March 31, 2004, were:

  Expiration Date           Amount
  ----------------------------------
       2010               $  281,141
       2011                1,030,653
       2012                  151,656

  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2004, the Fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net investment income         $ 49,707
  Accumulated net realized
    gain/(loss)                                   (137)
  Paid-in capital                              (49,570)

  At March 31, 2004, the cost of investments for federal income tax purposes was $9,758,073.

3. Transactions With Affiliates:

  The Fund has an investment advisory and management agreement with Legg Mason Funds Management, Inc. ("LMFM"). Pursuant to the agreement, LMFM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund's average daily net assets.

  The Fund's agreement with LMFM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund's independent directors. The following chart shows the audit and directors' expenses reimbursed, annual advisory fee rates and fees payable for the Fund:

                                            Year Ended            At
                                          March 31, 2004    March 31, 2004
                                          ---------------   --------------
Management                                   Expenses          Advisory
   Fee            Asset Breakpoint          Reimbursed       Fee Payable
--------------------------------------------------------------------------
 1.00%            $0 - $100 million             $94             $7,845
 0.75%        $100 million - $1 billion
 0.65%         in excess of $1 billion

  Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund under an administrative services agreement with LMFM. For LMFA's services to the Fund, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund.

                                                ANNUAL REPORT TO SHAREHOLDERS 19


  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as the Fund's distributor. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund's Primary and Financial Intermediary Classes' average daily net assets, computed daily and payable monthly as follows:

                                                          At March 31, 2004
                                                       ------------------------
                              Distribution   Service   Distribution and Service
                                  Fee          Fee           Fees Payable
-------------------------------------------------------------------------------
Primary Class                    0.70%        0.25%             $8,645
Financial Intermediary Class      N/A         0.25%                 96

  The Fund paid $91 in brokerage commissions to Legg Mason for Fund security transactions during the year ended March 31, 2004.

  LM Funds Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $1,413 for the year ended March 31, 2004.

  LMFM, LMFA, Legg Mason, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

4. Transactions With Affiliated Companies:

  An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company's voting securities. Transactions during the year ended March 31, 2004, with companies which are or were affiliated were as follows:

                                            Purchased              Sold
                             Value at    ----------------   ------------------   Dividend    Value at     Realized
                             3/31/03      Cost     Shares     Cost      Shares    Income     3/31/04     Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------
The AES Corporation         $  184,620   $ 1,300     250    $      --       --   $    --    $  437,163    $     --
Amazon.com, Inc.               643,430        --      --     (123,288)  (2,719)       --       952,160     (14,394)
Eastman Kodak Co.(A)                --    73,879   3,000                          15,200       418,720
Health Net Inc.                211,483     2,405     100           --       --        --       199,440          --
MGIC Investment
  Corporation                  308,269        --      --       (2,313)     (50)      975       500,994        (163)
                            ----------   -------            ---------            -------    ----------    --------
                            $1,347,802   $77,584            $(125,601)           $16,175    $2,508,477    $(14,557)
                            ==========   =======            =========            =======    ==========    ========

5. Line of Credit:

  The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the year ended March 31, 2004.

---------------

(A) Prior to April 1, 2003, this security did not have affiliate status because the Fund owned less than 5% of the company's voting shares.

20 ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON VALUE TRUST, INC. -- CONTINUED


6. Fund Share Transactions:

  At March 31, 2004, there were 400,000 shares authorized at $.001 par value for the Primary Class of the Fund and 100,000 shares authorized at $.001 par value for each of the Financial Intermediary and Institutional Classes of the Fund. Share transactions were as follows:

                                 Primary Class           Financial Intermediary Class        Institutional Class
                           -------------------------     -----------------------------     -----------------------
                                  Year Ended                      Year Ended                     Year Ended
                           -------------------------     -----------------------------     -----------------------
                             3/31/04       3/31/03          3/31/04         3/31/03         3/31/04      3/31/03
------------------------------------------------------------------------------------------------------------------
Shares:
  Sold                          30,433        23,080           5,769          3,399            19,170       7,955
  Repurchased                  (20,079)      (40,376)         (3,073)        (1,082)           (6,099)     (8,454)
                           -----------   -----------       ---------       --------        ----------   ---------
  Net Change                    10,354       (17,296)          2,696          2,317            13,071        (499)
                           ===========   ===========       =========       ========        ==========   =========
Amount:
  Sold                     $ 1,624,229   $   951,015       $ 330,068       $152,820        $1,116,145   $ 349,889
  Repurchased               (1,061,467)   (1,654,768)       (175,721)       (47,785)         (354,512)   (373,478)
                           -----------   -----------       ---------       --------        ----------   ---------
  Net Change               $   562,762   $  (703,753)      $ 154,347       $105,035        $  761,633   $ (23,589)
                           ===========   ===========       =========       ========        ==========   =========

                                                ANNUAL REPORT TO SHAREHOLDERS 21


REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Directors of
Legg Mason Value Trust, Inc.:

  In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Legg Mason Value Trust, Inc. (hereafter referred to as the "Fund") at March 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

April 30, 2004

22 ANNUAL REPORT TO SHAREHOLDERS


GLOSSARY OF INDEX DEFINITIONS

  Dow Jones Industrial Average -- A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis.

  Lipper Diversified Equity Funds -- Average of all large-, multi-, mid-, and small-cap funds and the Specialty Equity Funds (S&P 500 Index, Equity Income, and Specialty Diversified Equity funds) as classified by Lipper.

  Lipper Large-Cap Core Funds -- Average of the 1,078 funds comprising the Lipper universe of large-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

  Lipper Large-Cap Growth Funds -- Average of the 649 funds comprising the Lipper universe of large-cap growth funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

  Lipper Large-Cap Value Funds -- Average of the 452 funds comprising the Lipper universe of large-cap value funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

  NASDAQ Composite -- A market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market System traded foreign common stocks and ADRs.

  S&P 500 Stock Composite Index -- A market capitalization-weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market.

  Value Line Index -- Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies.

                                                ANNUAL REPORT TO SHAREHOLDERS 23


DIRECTORS AND OFFICERS

  The table below provides information about each of the Fund's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

 -----------------------------------------------------------------------------------------------------------------------
 NAME, POSITION(S) AND             NUMBER OF LEGG MASON
  YEAR FIRST ELECTED                FUNDS OVERSEEN AND                         PRINCIPAL OCCUPATION(S) DURING
  WITH FUND, AND AGE                OTHER DIRECTORSHIPS                              THE PAST FIVE YEARS
 -----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT DIRECTORS:(A)
 -----------------------------------------------------------------------------------------------------------------------

 Lehman, Arnold L.      Director/Trustee of all Legg Mason funds     Director of The Brooklyn Museum of Art since 1997;
 Director since         (consisting of 23 portfolios).               Trustee of American Federation of Arts since 1998.
 1982(B)                                                             Formerly: Director of The Baltimore Museum of Art
 Age 59                                                              (1979-1997).
 -----------------------------------------------------------------------------------------------------------------------

 Masters, Robin J.W.    Director/Trustee of all Legg Mason funds     Retired. Director of Bermuda SMARTRISK (non-profit)
 Director since         (consisting of 23 portfolios).               since 2001. Formerly: Chief Investment Officer of
 2002(B)                                                             ACE Limited (insurance) (1995-2000).
 Age 47
 -----------------------------------------------------------------------------------------------------------------------

 McGovern, Jill E.      Director/Trustee of all Legg Mason funds     Chief Executive Officer of The Marrow Foundation
 Director since         (consisting of 23 portfolios).               since 1993. Formerly: Executive Director of the
 1989(B)                                                             Baltimore International Festival (1991-1993);
 Age 59                                                              Senior Assistant to the President of The Johns
                                                                     Hopkins University (1986-1990).
 -----------------------------------------------------------------------------------------------------------------------

 Mehlman, Arthur S.     Director/Trustee of all Legg Mason funds     Retired. Director of The League for People with
 Director since         (consisting of 23 portfolios).               Disabilities, Inc.; Director of University of
 2002(B)                                                             Maryland Foundation and University of Maryland
 Age 62                                                              College Park Foundation (non-profits). Formerly:
                                                                     Partner, KPMG LLP (international accounting firm)
                                                                     (1972-2002).
 -----------------------------------------------------------------------------------------------------------------------

 O'Brien, G. Peter      Director/Trustee of all Legg Mason funds     Trustee of Colgate University; President of Hill
 Director since         (consisting of 23 portfolios); Director of   House, Inc. (residential home care). Formerly:
 1999(B)                the Royce Family of Funds (consisting of 20  Managing Director, Equity Capital Markets Group of
 Age 57                 portfolios); Director of Renaissance         Merrill Lynch & Co. (1971-1999).
                        Capital Greenwich Funds; and Director of
                        Technology Investment Capital Corp.
 -----------------------------------------------------------------------------------------------------------------------

 Rowan, S. Ford         Director/Trustee of all Legg Mason funds     Consultant, Rowan & Blewitt Inc. (management
 Director since         (consisting of 23 portfolios).               consulting); Visiting Associate Professor, George
 2002(B)                                                             Washington University since 2000; Director of Santa
 Age 60                                                              Fe Institute (scientific research institute) since
                                                                     1999; Director of Annapolis Center for
                                                                     Science-Based Public Policy since 1995.
 -----------------------------------------------------------------------------------------------------------------------

24 ANNUAL REPORT TO SHAREHOLDERS

 -----------------------------------------------------------------------------------------------------------------------
 NAME, POSITION(S) AND             NUMBER OF LEGG MASON
  YEAR FIRST ELECTED                FUNDS OVERSEEN AND                         PRINCIPAL OCCUPATION(S) DURING
  WITH FUND, AND AGE                OTHER DIRECTORSHIPS                              THE PAST FIVE YEARS
 -----------------------------------------------------------------------------------------------------------------------
 INTERESTED DIRECTORS:(C)
 -----------------------------------------------------------------------------------------------------------------------

 Curley, John F., Jr.   Chairman and Director/Trustee of all Legg    Chairman of the Board of all Legg Mason funds.
 Chairman and Director  Mason funds (consisting of 23 portfolios).   Formerly: Vice Chairman and Director of Legg Mason,
 since 1982(B)                                                       Inc. and Legg Mason Wood Walker, Incorporated
 Age 64                                                              (1982-1988); Director of Legg Mason Fund Adviser,
                                                                     Inc. (1982-1998) and Western Asset Management
                                                                     Company (1986-1998) (each a registered investment
                                                                     adviser).
 -----------------------------------------------------------------------------------------------------------------------

 Fetting, Mark R.       President and Director/Trustee of all Legg   Executive Vice President of Legg Mason, Inc.;
 President and          Mason funds (consisting of 23 portfolios);   Director and/or officer of various Legg Mason
 Director since         Director of the Royce Family of Funds        affiliates since 2000. Formerly: Division President
 2001(B)                (consisting of 20 portfolios).               and Senior Officer of Prudential Financial Group,
 Age 49                                                              Inc. and related companies, including fund boards
                                                                     and consulting services to subsidiary companies
                                                                     (1991-2000); Partner, Greenwich Associates; Vice
                                                                     President, T. Rowe Price Group, Inc.
 -----------------------------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS:(D)
 -----------------------------------------------------------------------------------------------------------------------

 Karpinski, Marie K.    Vice President and Treasurer of all Legg     Vice President and Treasurer of all Legg Mason
 Vice President and     Mason funds (consisting of 23 portfolios).   funds. Vice President and Treasurer of Legg Mason
 Treasurer since                                                     Fund Adviser, Inc. and Western Asset Funds, Inc.;
 1985(B)                                                             Treasurer and Principal Financial and Accounting
 Age 55                                                              Officer of Pacific American Income Shares, Inc.,
                                                                     Western Asset Premier Bond Fund, Western
                                                                     Asset/Claymore U.S. Treasury Inflation Protected
                                                                     Securities Fund, and Western Asset/Claymore U.S.
                                                                     Treasury Inflation Protected Securities Fund 2.
 -----------------------------------------------------------------------------------------------------------------------

 Merz, Gregory T.       Vice President, Secretary and Chief Legal    Vice President and Deputy General Counsel of Legg
 Vice President,        Officer of all Legg Mason funds (consisting  Mason, Inc. since 2003. Formerly: Associate General
 Secretary and Chief    of 23 portfolios)                            Counsel, Fidelity Investments (1993-2002); Senior
 Legal Officer since                                                 Associate, Debevoise & Plimpton (1985-1993).
 2003(B)
 Age 45
 -----------------------------------------------------------------------------------------------------------------------

         ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS
            IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,
        AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544
   OR ON THE SECURITIES AND EXCHANGE COMMISSION WEBSITE (http://www.sec.gov).

---------------

(A) Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O'Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

(B) Directors of the Fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Fund serve one-year terms, subject to annual reappointment by the Board of Directors.

(C) Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Fund by virtue of being both employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Fund, and as owners of common stock of Legg Mason, Inc.

(D) Officers of the Fund are interested persons (as defined in the 1940 Act).


Item 2 -- Code of Ethics

        (a) Legg Mason Value Trust, Inc. ("Registrant") has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant's President and Treasurer, a copy of which is attached as Exhibit 11(a)(1) to this Form N-CSR.

        (b) Omitted.

        (c) Not applicable.

        (d) Not applicable.

        (e) Not applicable.

Item 3 -- Audit Committee Financial Expert

       The directors of the Registrant determined that its board has at least one audit committee financial expert serving on its Audit Committee.

       Mr. Arthur S. Mehlman is the Audit Committee financial expert. He is "independent."

Item 4 -- Principal Accountant Fees and Services

    (a) Audit Fees

         Fiscal Year Ended March 31, 2003 - $32,950
         Fiscal Year Ended March 31, 2004 - $35,930

    (b) Audit-Related Fees

         There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.

         PricewaterhouseCoopers LLP did not bill fees for assurance and related services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

    (c) Tax Fees.

         Fiscal Year Ended March 31, 2003 - $800
         Fiscal Year Ended March 31, 2004 - $870

         Services include preparation of federal and state income tax returns and preparation of excise tax returns.

         PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

    (d) All Other Fees

         There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Items (a) or (c) above.

         PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a) or (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

    (e) (1) The Audit Committee's only policy is delegation to its Chairperson of the authority to pre-approve items that require a decision prior to the next meeting of the Committee.

        (2) None

        PricewaterhouseCoopers LLP did not bill fees for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was waived pursuant to paragraph
        (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

    (f) Not applicable.

    (g) Non-Audit Fees

        Fiscal Year Ended March 31, 2003 - $477,017
        Fiscal Year Ended March 31, 2004 - $474,477

        PricewaterhouseCoopers LLP did not bill fees for non-audit services rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant during either of the last two fiscal years of the Registrant.

    (h) The members of the Registrant's Audit Committee have considered whether the non-audit services that were rendered by the Registrant's principal accountant to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant's independence.

Item 5 -- Audit Committee of Listed Registrants

        Not applicable.

Item 6 -- Schedule of Investments

        Not applicable.

Item 7 -- Disclosure of Proxy Voting Policies and Procedures

        Not applicable.

Item 8 -- Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

        Not applicable.

Item 9 -- Submission of Matters to a Vote of Security Holders

        The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202,
        Attn: Fund Secretary.

Item 10 -- Controls and Procedures

    (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
    (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


Item 11 -- Exhibits
    (a) File the exhibits listed below as part of this Form.
    (a)(1) The Registrant's code of ethics is attached hereto.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.

By:  /s/ Mark R. Fetting
--------------------------

Mark R. Fetting
President
Legg Mason Value Trust, Inc.

Date: 5/21/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
------------------------

Mark R. Fetting
President
Legg Mason Value Trust, Inc.

Date: 5/21/04


By: /s/ Marie K. Karpinski
---------------------------

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Value Trust, Inc.

Date: 5/21/04